Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisitions and disposals
Value recognised for business transferred from fellow subsidiary	£ (439)	£ (307)
Fair value given for business acquired	(90)
Net outflow of cash in respect of purchases	(529)	(307)
Other assets sold	6,525	(1,033)	£ (2,632)
Non-cash consideration	(7)	(15)
(Loss)/profit on disposals	(420)	114	(84)
Net inflow/(outflow) of cash in respect of disposals	6,098	(934)	(2,716)
Dividends received from associates	(1)
Net cash expenditure on intangible assets	(25)	(6)
Net inflow/(outflow)	5,543	(1,247)	(2,716)
Bank
Acquisitions and disposals
Value recognised for business transferred from fellow subsidiary	(738)
Additional investments in Group undertakings	(2,879)	(307)	(700)
Net outflow of cash in respect of purchases	(3,617)	(307)	(700)
Other assets sold	7
Disposal of investment in group undertakings	166
Non-cash consideration	(111)
(Loss)/profit on disposals	(67)		(15)
Net inflow/(outflow) of cash in respect of disposals	(5)		(15)
Net inflow/(outflow)	£ (3,622)	£ (307)	£ (715)